UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Cannabis Growth Fund

(Class I: CANIX)

SEMI-ANNUAL REPORT

JULY 31, 2021

Cannabis Growth Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	17
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Cannabis Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.cannabisgrowthfunds.com

Cannabis Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.0%
	AGRICULTURAL CHEMICALS — 4.4%
1,100	Scotts Miracle-Gro Co.	$194,656
	AGRICULTURAL PRODUCER — 7.0%
31,900	Village Farms International, Inc.*,1	307,835
	BIOTECHNOLOGY — 1.6%
16,000	Cardiol Therapeutics, Inc. - Class A*	36,293
50,000	Willow Biosciences, Inc.*	35,268
		71,561
	EXTRACTION — 4.5%
92,000	Valens Co., Inc.*	199,102
	INDUSTRIALS — 8.3%
9,000	Agrify Corp.*,1	171,900
3,900	Hydrofarm Holdings Group, Inc.*	192,426
		364,326
	PHARMACEUTICAL — 21.7%
10,200	Canopy Growth Corp.*	192,882
10,000	cbdMD, Inc.*	25,800
15,000	Charlottes Web Holdings, Inc.*	48,213
26,500	Cronos Group, Inc.*	195,305
20,000	HEXO Corp.*,1	79,600
10,000	IM Cannabis Corp.*	51,200
32,000	Organigram Holdings, Inc.*,1	83,840
18,900	Tilray, Inc.*,1	276,129
		952,969
	REIT — 22.1%
14,500	AFC Gamma, Inc.	308,560
2,750	Innovative Industrial Properties, Inc. - REIT	591,223
2,000	Power REIT*	74,940
		974,723
	RETAIL — 15.9%
255,000	Fire & Flower Holdings Corp.*	190,085
7,700	GrowGeneration Corp.*	313,159
30,200	High Tide, Inc.*	198,112
		701,356

1

Cannabis Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE — 4.5%
14,400	WM Technology, Inc.*,1	$196,560
	TOTAL COMMON STOCKS
	(Cost $3,943,869)	3,963,088

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 5.6%
	CALL OPTIONS — 5.6%
575	AdvisorShares Pure U.S. Cannabis ETF* Exercise Price: $45.00, Notional Amount: $2,587,500 Expiration Date: January 20, 2023	$247,825
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $383,622)	247,825

Number of Shares
	SHORT-TERM INVESTMENTS — 3.9%
171,910	Fidelity Investments Money Market Funds - Treasury Portfolio- Class I, 0.01%2	171,910
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $171,910)	171,910

Units
	COLLATERAL FOR SECURITIES LOANED — 21.3%
937,477	BlackRock FedFund - Institutional Shares, 0.03%[2]	937,477
	TOTAL COLLATERAL FOR SECURITIES LOANED
	(Cost $937,477)	937,477
	TOTAL INVESTMENTS — 120.8%
	(Cost $5,436,878)	5,320,300
	Liabilities in Excess of Other Assets — (20.8)%	(915,736)
	TOTAL NET ASSETS — 100.0%	$4,404,564

ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $883,681 at July 31, 2021.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Cannabis Growth Fund

SUMMARY OF INVESTMENTS

As of July 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
REIT	22.1%
Pharmaceutical	21.7%
Retail	15.9%
Industrials	8.3%
Agricultural Producer	7.0%
Extraction	4.5%
Software	4.5%
Agricultural Chemicals	4.4%
Biotechnology	1.6%
Total Common Stocks	90.0%
Purchased Options Contracts	5.6%
Short-Term Investments	3.9%
Collateral for Securities Loaned	21.3%
Total Investments	120.8%
Liabilities in Excess of Other Assets	(20.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

Cannabis Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of July 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $5,053,256)	$5,072,475	[1]
Purchased options contracts, at value (cost $383,622)	247,825
Receivables:
Investment securities sold	35,317
Fund shares sold	15,100
Due from Advisor	16,647
Prepaid expenses	37,091
Securities lending income	1,749
Total assets	5,426,204

Liabilities:
Payables:
Collateral due to broker for securities loaned	937,477
Investment securities purchased	50,763
Shareholder Servicing fees (Note 7)	265
Distribution fees (Note 8)	7
Fund administration and accounting fees	7,280
Transfer agent fees and expenses	2,873
Custody fees	1,235
Deferred trustees' compensation (Note 3)	10,058
Auditing fees	7,392
Chief Compliance Officer fees	1,660
Legal fees	592
Foreign Currency unrealized gain/ loss	49
Trustees' fees and expenses	7
Accrued other expenses	1,982
Total liabilities	1,021,640

Net Assets	$4,404,564
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$4,946,303
Total accumulated deficit	(541,739)
Net Assets	$4,404,564

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$4,404,564
Shares of beneficial interest issued and outstanding	646,493
Redemption price	$6.81

[1]	Includes securities on loan of $883,681 (see Note 2).

See accompanying Notes to Financial Statements.

4

Cannabis Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2021 (Unaudited)

Investment Income:
Dividends	$11,988
Interest	7
Securities lending income	7,532
Total investment income	19,527

Expenses:
Advisory fees	24,107
Shareholder Servicing fees (Note 7)	1,613
Distribution fees (Note 8)	2,388
Fund administration and accounting fees	26,743
Transfer agent fees and expenses	14,581
Custody fees	5,100
Legal fees	32,861
Auditing fees	7,438
Chief Compliance Officer fees	6,751
Trustees' fees and expenses	5,885
Shareholder reporting fees	5,861
Registration fees	5,830
Miscellaneous	1,467
Insurance fees	1,406
Total expenses	142,031
Advisory fees waived	(24,107)
Other expenses absorbed	(82,662)
Fees paid indirectly (Note 3)	(1,646)
Net expenses	33,616
Net investment loss	(14,089)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	704,984
Purchased options contracts	(72,802)
Foreign currency transactions	(981)
Net realized gain	631,201
Net change in unrealized appreciation/depreciation on:
Investments	(1,382,548)
Purchased options contracts	(135,797)
Foreign currency translations	(49)
Net change in unrealized appreciation/depreciation	(1,518,394)
Net realized and unrealized loss	(887,193)

Net Decrease in Net Assets from Operations	$(901,282)

See accompanying Notes to Financial Statements.

5

Cannabis Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(14,089)	$29,386
Net realized gain (loss) on investments, purchased options, and foreign currency	631,201	(544,949)
Net change in unrealized appreciation/depreciation on investments, and purchased options	(1,518,394)	1,894,112
Net increase (decrease) in net assets resulting from operations	(901,282)	1,378,549

Distributions to Shareholders:
Distributions:
Investor Class[1]	-	(19,852)
Class I	-	(26,099)
Total distributions to shareholders	-	(45,951)

Capital Transactions:
Net proceeds from shares sold:
Investor Class[1]	3,063,166	2,676,081
Class I	1,628,200	1,086,530
Reinvestment of distributions:
Investor Class[1]	-	19,814
Class I	-	25,215
Cost of shares redeemed:
Investor Class[1,2]	(2,350,177)	(1,794,368)
Class I3	(1,128,422)	(591,651)
Net increase in net assets from capital transactions	1,212,767	1,421,621

Total increase in net assets	311,485	2,754,219

Net Assets:
Beginning of period	4,093,079	1,338,860
End of period	$4,404,564	$4,093,079

Capital Share Transactions:
Shares sold:
Investor Class[1]	329,342	470,409
Class I	847,418	245,036
Shares reinvested:
Investor Class[1]	-	3,375
Class I	-	4,333
Shares redeemed:
Investor Class[1]	(604,056)	(315,390)
Class I	(475,695)	(134,279)
Net increase from capital share transactions	97,009	273,484

[1]	The Investor Class shares converted into Class I shares at the close of business on May 14, 2021.
[2]	Net of redemption fee proceeds of $26,154 and $6,770, respectively.
[3]	Net of redemption fee proceeds of $5,618 and $274, respectively.

See accompanying Notes to Financial Statements.

6

Cannabis Growth Fund

FINANCIAL HIGHLIGHTS

Class I6,7

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended July 31, 2021 (Unaudited)	For the Year Ended January 31, 2021	For the Period May 24, 2019* through January 31, 2020
Net asset value, beginning of period	$7.41	$4.85	$9.66
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.08	0.08
Net realized and unrealized income (loss)	(0.59)	2.57	(4.82)
Total from investment operations	(0.60)	2.65	(4.74)

Less Distributions:
From net investment income	-	(0.09)	(0.07)
From net realized gain	-	-	-
Total distributions	-	(0.09)	(0.07)

Redemption fee proceeds	- [2]	- [2]	- [2]

Net asset value, end of period	$6.81	$7.41	$4.85

Total return [3]	(8.10)%[4]	55.25%	(49.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,405	$2,037	$774

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.18%[5]	13.99%	28.80%[5]
After fees waived and expenses absorbed	1.10%[5]	1.07%	1.10%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.30)%[5]	(11.26)%	(25.91)%[5]
After fees waived and expenses absorbed	(0.22)%[5]	1.66%	1.79%[5]

Portfolio turnover rate	147%[4]	177%	54%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective August 25, 2020, Institutional Class Shares were re-designated as Class I Shares.
[7]	The Investor Class shares converted into Class I shares at the close of business on May 14, 2021.

See accompanying Notes to Financial Statements.

7

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2021 (Unaudited)

Note 1 – Organization

The Cannabis Growth Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on February 22, 2019, with Investor Class. Institutional Class commenced investment operations at a later date, May 24, 2019. Effective August 25, 2020, Institutional Class Shares were re-designated as Class I Shares. At the close of business on May 14, 2021 Investor Class Shares were converted into Class I Shares.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

8

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Securities Lending

The Fund has entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”).  The Fund may lend up to 33 1/3% of its total assets requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned.  Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral.  Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.  Securities lending income is disclosed as such in the Statement of Operations.

9

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

As of July 31, 2021, the Fund loaned securities which were collateralized by cash and other securities.  The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Collateral*
$ 883,681	$ 937,477

*The Fund received cash collateral, which was subsequently invested in money market funds as reported in the Schedule of Investments.

Effective August 10, 2021, the Fund no longer engages in securities lending activities.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Foothill Capital Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% of the average daily net assets of Class I shares of the Fund. This agreement is in effect until May 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended July 31, 2021, the Advisor waived its advisory fees and absorbed other expenses totaling $106,769. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At July 31, 2021, the amount of these potentially recoverable expenses was $665,621. The Advisor may recapture all or a portion of these amounts no later than the years stated below:

10

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

2022	$288,835
2023	249,528
2024	127,258
Total	$665,621

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended July 31, 2021, are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended July 31, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended July 31, 2021, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At July 31, 2021, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$5,590,662
Gross unrealized appreciation	443,647
Gross unrealized depreciation	(704,009)
Net unrealized depreciation on investments	$(270,362)

11

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of January 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$52,008
Undistributed long-term capital gains	-
Accumulated earnings	52,008

Accumulated capital and other losses	(932,799)
Unrealized appreciation (depreciation) on investments	1,247,983
Unrealized deferred compensation	(7,649)
Total accumulated earnings (deficit)	$359,543

The tax character of distributions paid for the year ended January 31, 2021, and during the period February 22, 2019 (commencement of operations) through January 31, 2020 were as follows:

	For the Year Ended January 31, 2021	For the Period February 22, 2019 through January 31, 2020
Distributions paid from:
Ordinary income	$45,951	$19,608
Net long-term capital gains	-	-
Total taxable distributions	$45,951	$19,608

As of January 31, 2021, the Fund had a short-term capital loss carryover of $630,797, and a long-term capital loss carryover of $302,002, which reduces the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 5 – Redemption Fee

The Fund imposes a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended July 31, 2021, and the year ended January 31, 2021, the Fund received $31,772 and $7,044, respectively.

Note 6 - Investment Transactions

For the six months ended July 31, 2021, purchases and sales of investments, excluding short-term investments were $7,585,602 and $6,968,236, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets to shareholder servicing agents who provide administrative and support services to their customers.

12

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

For the six months ended July 31, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. The Class I does not pay any distribution fees.

For the six months ended July 31, 2021, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

13

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stock[1]	$3,963,088	$-	$-	$3,963,088
Short-Term Investments	171,910	-	-	171,910
Collateral for Securities Loaned	937,477	-	-	937,477
Total Investments	5,072,475	-	-	5,072,475
Purchased Options Contracts	247,825	-	-	247,825
Total Investments and Options	$5,320,300	$-	$-	$5,320,300

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or 3 securities at period end.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts for the six months ended July 31, 2021.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of July 31, 2021, by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets, Liabilities and Shareholders’ Equity Location	Value	Statements of Assets, Liabilities and Shareholders’ Equity Location	Value
Equity contracts	Purchased options contracts, at value	$247,825	Written options contracts, at value	$-
Total		$247,825		$-

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2021, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(72,802)	$-
Total	$(72,802)	$-

14

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(135,797)	$-	$(135,797)
Total	$(135,797)	$-	$(135,797)

The quarterly average volumes of derivative instruments as of July 31, 2021, are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$581,500

Note 12 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On June 4, 2021, the Board of Trustees of the Trust (the “Board”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Fund (the “Acquired Fund”) into the Cannabis Growth ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”), a newly formed series of the Trust, in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund as set forth in the Plan (the “Reorganization”). No Vote of the shareholders of the Fund is required to approve the Reorganization.

On July 21, 2021, the Board also approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on August 5, 2021. On August 6, 2021, shareholders will be deemed to hold one Fund share for every three Fund shares previously held as of the close of business on August 5, 2021. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

At the close of business on September 24, 2021, the Fund reorganized into the Cannabis Growth ETF. Effective September 25, 2021, Brown Brothers Harriman & Co serves as the Cannabis Growth ETF’s Transfer Agent, Custodian and Fund Accounting agent.

15

Cannabis Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

July 31, 2021 (Unaudited)

There were no other events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

Cannabis Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At a meeting held on April 22, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Foothill Capital Management, LLC (the “Investment Advisor”) with respect to the Cannabis Growth Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Advisory Agreement at its next in-person meeting. The Board also acknowledged that the Fund intended to reorganize into the Cannabis Growth ETF, a new series of the Trust, and that such reorganization was expected to take place on September 24, 2021.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Cannabis World Index, the S&P 500 Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Miscellaneous Sector fund universe (the “Fund Universe”) for the one-year period ended January 31, 2021; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was higher than the Peer Group median return, the Cannabis World Index return and the S&P 500 Index return, but below the Fund Universe median return by 0.06%. The Trustees considered Broadridge’s observation that the Fund Universe, which includes funds with a variety of strategies, is arguably less relevant than the Peer Group for purposes of comparing the Fund’s performance.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

17

Cannabis Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Fund Universe median by 0.10%. The Trustees noted, however, that the Investment Advisor had waived its entire advisory fee for the one-year period ended January 31, 2021. The Trustees also noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.06% and 0.29%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended January 31, 2021, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Fund, and did not realize a profit. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

18

Cannabis Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on April 22, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Cannabis Growth Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Foothill Capital Management, LLC, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from August 1, 2020, through January 31, 2021 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions);
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

19

Cannabis Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended July 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 to July 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/21	Ending Account Value 7/31/21	Expenses Paid During Period 2/1/21 – 7/31/21*
Class I**
Actual Performance	$ 1,000.00	$ 919.00	$ 5.23
Hypothetical (5% annual return before expenses)	1,000.00	1,019.27	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
**	At the close of business on May 14, 2021, Investor Class Shares were converted to Class I Shares.

20

Cannabis Growth Fund

A series of Investment Managers Series Trust II

Investment Advisor

Foothill Capital Management, LLC

740 River Road, Suite 208
Fair Haven, New Jersey 07704

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Cannabis Growth Fund – Class I	CANIX	46141T 547

Privacy Principles of the Cannabis Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Cannabis Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 885-0588 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (888) 885-0588 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 885-0588.

Cannabis Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 885-0588

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	10/07/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	10/07/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	10/07/2021